Investment Objectives and Goals - iShares FTSE NAREIT All Equity REIT Index Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About iShares FTSE NAREIT All Equity REIT Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the investment results of an index composed of real estate equities in the U.S.